THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                  Supplement to
                                Excel Choice VUL
                        Prospectus Dated November 5, 2007

                        Supplement Dated November 5, 2007

Effective November 5, 2007, Union Central will add certain variable investment options to your Policy. The following revisions are made to your prospectus on that date:

A. The following chart is added to your prospectus section on The Funds:

A. The following chart is added to your prospectus section on The Funds:

----------------------------------------------------------- -------------------------------------------------------------

                    Fund Name                                                     Fund Adviser Name
Portfolio/Subaccount Name (Sub-Adviser)                     Summary of Investment Strategy/Fund Type
----------------------------------------------------------- -------------------------------------------------------------
            Calvert Variable Series, Inc. *                           Calvert Asset Management Company, Inc.
----------------------------------------------------------- -------------------------------------------------------------
Ameritas Core Strategies Portfolio                          Long-term capital appreciation, and secondarily, current
                                                            income.
----------------------------------------------------------- -------------------------------------------------------------
CVS Income Portfolio                                        Income.
----------------------------------------------------------- -------------------------------------------------------------
          Fidelity(R) Variable Insurance Products                       Fidelity Management and Research Company
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class      Long-term capital appreciation.
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class      Income.
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class        Income and growth.
----------------------------------------------------------- -------------------------------------------------------------
    Summit Mutual Funds Inc., Summit Pinnacle Series *                   Summit Investment Partners, Inc.
----------------------------------------------------------- -------------------------------------------------------------
Summit Natural Resources Portfolio                          Capital growth.
----------------------------------------------------------- -------------------------------------------------------------
            Third Avenue Variable Series Trust                              Third Avenue Management LLC
----------------------------------------------------------- -------------------------------------------------------------
Third Avenue Value Portfolio                                Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------

*These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central.

B. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please see the respective fund prospectuses for more information about the portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.825% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2008. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.


---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                        EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross  0% Gross    12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            300,000  300,000    300,000        3,105      2,924     2,744       1,214      1,033        853
---------------------------------------------------------------------------------------------------------------
   2            300,000  300,000    300,000        6,501      5,949     5,418       4,610      4,058      3,527
---------------------------------------------------------------------------------------------------------------
   3            300,000  300,000    300,000       10,217      9,076     8,022       8,326      7,185      6,131
---------------------------------------------------------------------------------------------------------------
   4            300,000  300,000    300,000       14,280     12,305    10,551      12,389     10,414      8,660
------------------------------------------------------------------------------- --------------------------------
   5            300,000  300,000    300,000       18,730     15,642    13,008      16,839     13,752     11,117
---------------------------------------------------------------------------------------------------------------
   6            300,000  300,000    300,000       23,592     19,079    15,380      21,890     17,377     13,678
---------------------------------------------------------------------------------------------------------------
   7            300,000  300,000    300,000       28,932     22,641    17,688      27,420     21,129     16,175
---------------------------------------------------------------------------------------------------------------
   8            300,000  300,000    300,000       34,803     26,336    19,934      33,480     25,013     18,611
---------------------------------------------------------------------------------------------------------------
   9            300,000  300,000    300,000       41,267     30,175    22,125      40,132     29,041     20,991
---------------------------------------------------------------------------------------------------------------
   10           300,000  300,000    300,000       48,377     34,156    24,253      47,432     33,211     23,307
---------------------------------------------------------------------------------------------------------------
   15           300,000  300,000    300,000       98,176     57,292    34,274      98,176     57,292     34,274
---------------------------------------------------------------------------------------------------------------
   20           410,821  300,000    300,000      183,014     88,076    44,812     183,014     88,076     44,812
---------------------------------------------------------------------------------------------------------------
   25           622,857  300,000    300,000      320,556    125,724    52,722     320,556    125,724     52,722
---------------------------------------------------------------------------------------------------------------
   30           921,769  300,000    300,000      541,586    172,021    56,729     541,586    172,021     56,729
---------------------------------------------------------------------------------------------------------------
   35         1,353,654  346,541    300,000      894,369    228,962    54,829     894,369    228,962     54,829
---------------------------------------------------------------------------------------------------------------
   40         1,990,519  406,503    300,000    1,454,303    296,997    43,412   1,454,303    296,997     43,412
---------------------------------------------------------------------------------------------------------------
   45         2,951,708  476,798    300,000    2,337,894    377,647    15,014   2,337,894    377,647     15,014
---------------------------------------------------------------------------------------------------------------
   50         4,411,243  559,747          0    3,727,570    472,995          0  3,727,570    472,995          0
---------------------------------------------------------------------------------------------------------------
   55         6,665,735  660,677          0    5,908,711    585,644          0  5,908,711    585,644          0
---------------------------------------------------------------------------------------------------------------
   60        10,084,661  777,088          0    9,383,611    723,068          0  9,383,611    723,068          0
---------------------------------------------------------------------------------------------------------------
  Age        14,124,912  887,200          0   13,851,484    870,026          0 13,851,484    870,026          0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-2

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                        EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,738      2,571      2,404         848        680        513
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,919      5,409      4,921       4,028      3,519      3,030
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,395      8,341      7,368       7,504      6,450      5,477
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     13,193     11,365      9,742      11,302      9,474      7,851
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     17,345     14,483     12,041      15,454     12,592     10,150
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,879     17,692     14,258      20,177     15,990     12,557
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     26,839     20,997     16,396      25,326     19,485     14,883
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     32,261     24,396     18,447      30,938     23,073     17,124
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     38,199     27,894     20,414      37,065     26,760     19,280
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     44,697     31,487     22,288      43,752     30,541     21,342
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     90,492     52,505     31,153      90,492     52,505     31,153
---------------------------------------------------------------------------------------------------------------
   20         371,247    300,000     300,000    165,385     76,712     36,758     165,385     76,712     36,758
---------------------------------------------------------------------------------------------------------------
   25         549,509    300,000     300,000    282,807    103,650     37,030     282,807    103,650     37,030
---------------------------------------------------------------------------------------------------------------
   30         787,145    300,000     300,000    462,488    132,602     28,210     462,488    132,602     28,210
---------------------------------------------------------------------------------------------------------------
   35       1,107,155    300,000     300,000    731,505    162,402      2,394     731,505    162,402      2,394
---------------------------------------------------------------------------------------------------------------
   40       1,538,874    300,000           0  1,124,324    191,604          0   1,124,324    191,604          0
---------------------------------------------------------------------------------------------------------------
   45       2,126,884    300,000           0  1,684,594    219,645          0   1,684,594    219,645          0
---------------------------------------------------------------------------------------------------------------
   50       2,927,695    300,000           0  2,473,948    250,949          0   2,473,948    250,949          0
---------------------------------------------------------------------------------------------------------------
   55       4,029,702    327,648           0  3,572,051    290,437          0   3,572,051    290,437          0
---------------------------------------------------------------------------------------------------------------
   60       5,555,880    360,000           0  5,169,655    334,974          0   5,169,655    334,974          0
---------------------------------------------------------------------------------------------------------------
  Age       7,189,855    386,898           0  7,050,675    379,409          0   7,050,675    379,409          0
  100
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-3

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                        EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                          CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross  12% Gross   6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            303,099   302,919    302,739        3,099      2,919    2,739       1,208      1,028       848
---------------------------------------------------------------------------------------------------------------
   2            306,482   305,932    305,403        6,482      5,932    5,403       4,592      4,041     3,512
---------------------------------------------------------------------------------------------------------------
   3            310,176   309,040    307,991       10,176      9,040    7,991       8,285      7,149     6,100
---------------------------------------------------------------------------------------------------------------
   4            314,204   312,241    310,498       14,204     12,241   10,498      12,314     10,350     8,607
---------------------------------------------------------------------------------------------------------------
   5            318,604   315,540    312,926       18,604     15,540   12,926      16,713     13,650    11,035
---------------------------------------------------------------------------------------------------------------
   6            323,396   318,926    315,261       23,396     18,926   15,261      21,694     17,224    13,559
---------------------------------------------------------------------------------------------------------------
   7            328,643   322,424    317,526       28,643     22,424   17,526      27,130     20,911    16,013
---------------------------------------------------------------------------------------------------------------
   8            334,392   326,039    319,721       34,392     26,039   19,721      33,068     24,716    18,398
---------------------------------------------------------------------------------------------------------------
   9            340,700   329,782    321,854       40,700     29,782   21,854      39,566     28,648    20,720
---------------------------------------------------------------------------------------------------------------
   10           347,614   333,648    323,916       47,614     33,648   23,916      46,669     32,703    22,971
---------------------------------------------------------------------------------------------------------------
   15           395,238   355,701    333,408       95,238     55,701   33,408      95,238     55,701    33,408
---------------------------------------------------------------------------------------------------------------
   20           476,178   384,851    343,400      176,178     84,851   43,400     176,178     84,851    43,400
---------------------------------------------------------------------------------------------------------------
   25           607,863   418,765    350,207      307,863    118,765   50,207     307,863    118,765    50,207
---------------------------------------------------------------------------------------------------------------
   30           886,556   456,638    352,181      520,897    156,638   52,181     520,897    156,638    52,181
---------------------------------------------------------------------------------------------------------------
   35         1,303,224   496,501    346,932      861,049    196,501   46,932     861,049    196,501    46,932
---------------------------------------------------------------------------------------------------------------
   40         1,917,489   534,290    330,836    1,400,946    234,290   30,836   1,400,946    234,290    30,836
---------------------------------------------------------------------------------------------------------------
   45         2,844,432   562,156          0    2,252,926    262,156        0   2,252,926    262,156         0
---------------------------------------------------------------------------------------------------------------
   50         4,251,866   566,812          0    3,592,894    266,812        0   3,592,894    266,812         0
---------------------------------------------------------------------------------------------------------------
   55         6,425,797   526,999          0    5,696,023    226,999        0   5,696,023    226,999         0
---------------------------------------------------------------------------------------------------------------
   60         9,722,505   415,249          0    9,046,631    115,249        0   9,046,631    115,249         0
---------------------------------------------------------------------------------------------------------------
  Age        13,645,784         0          0   13,345,784          0        0  13,345,784          0         0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-4

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                        EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,733   302,566    302,399        2,733      2,566     2,399        842        675       508
---------------------------------------------------------------------------------------------------------------
   2            305,901   305,393    304,906        5,901      5,393     4,906      4,010      3,502     3,015
---------------------------------------------------------------------------------------------------------------
   3            309,356   308,307    307,338        9,356      8,307     7,338      7,465      6,416     5,447
---------------------------------------------------------------------------------------------------------------
   4            313,121   311,304    309,691       13,121     11,304     9,691     11,230      9,413     7,800
---------------------------------------------------------------------------------------------------------------
   5            317,224   314,385    311,962       17,224     14,385    11,962     15,333     12,494    10,071
---------------------------------------------------------------------------------------------------------------
   6            321,691   317,545    314,145       21,691     17,545    14,145     19,990     15,844    12,443
---------------------------------------------------------------------------------------------------------------
   7            326,559   320,788    316,239       26,559     20,788    16,239     25,047     19,275    14,727
---------------------------------------------------------------------------------------------------------------
   8            331,860   324,106    318,239       31,860     24,106    18,239     30,537     22,783    16,916
---------------------------------------------------------------------------------------------------------------
   9            337,638   327,505    320,145       37,638     27,505    20,145     36,504     26,370    19,011
---------------------------------------------------------------------------------------------------------------
   10           343,929   330,974    321,947       43,929     30,974    21,947     42,984     30,029    21,002
---------------------------------------------------------------------------------------------------------------
   15           387,393   350,822    330,235       87,393     50,822    30,235     87,393     50,822    30,235
---------------------------------------------------------------------------------------------------------------
   20           455,598   372,155    334,736      155,598     72,155    34,736    155,598     72,155    34,736
---------------------------------------------------------------------------------------------------------------
   25           561,743   392,429    333,096      261,743     92,429    33,096    261,743     92,429    33,096
---------------------------------------------------------------------------------------------------------------
   30           725,916   406,646    321,503      425,916    106,646    21,503    425,916    106,646    21,503
---------------------------------------------------------------------------------------------------------------
   35         1,021,712   405,116          0      675,052    105,116         0    675,052    105,116         0
---------------------------------------------------------------------------------------------------------------
   40         1,422,306   369,593          0    1,039,158     69,593         0  1,039,158     69,593         0
---------------------------------------------------------------------------------------------------------------
   45         1,967,737         0          0    1,558,542          0         0  1,558,542          0         0
---------------------------------------------------------------------------------------------------------------
   50         2,710,424         0          0    2,290,351          0         0  2,290,351          0         0
---------------------------------------------------------------------------------------------------------------
   55         3,732,334         0          0    3,308,455          0         0  3,308,455          0         0
---------------------------------------------------------------------------------------------------------------
   60         5,147,493         0          0    4,789,657          0         0  4,789,657          0         0
---------------------------------------------------------------------------------------------------------------
  Age         6,481,415         0          0    6,181,415          0         0  6,181,415          0         0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.


     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-5

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL CHOICE                  $ 300,000 BASE
       STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM USING CURRENT      DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                           CHARGES                    GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross   0% Gross   12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            300,000    300,000   300,000        3,105      2,924     2,744      1,214      1,033       853
---------------------------------------------------------------------------------------------------------------
   2            300,000    300,000   300,000        6,501      5,949     5,418      4,610      4,058     3,527
---------------------------------------------------------------------------------------------------------------
   3            300,000    300,000   300,000       10,217      9,076     8,022      8,326      7,185     6,131
---------------------------------------------------------------------------------------------------------------
   4            300,000    300,000   300,000       14,280     12,305    10,551     12,389     10,414     8,660
---------------------------------------------------------------------------------------------------------------
   5            300,000    300,000   300,000       18,730     15,642    13,008     16,839     13,752    11,117
---------------------------------------------------------------------------------------------------------------
   6            300,000    300,000   300,000       23,592     19,079    15,380     21,890     17,377    13,678
---------------------------------------------------------------------------------------------------------------
   7            300,000    300,000   300,000       28,932     22,641    17,688     27,420     21,129    16,175
---------------------------------------------------------------------------------------------------------------
   8            300,000    300,000   300,000       34,803     26,336    19,934     33,480     25,013    18,611
---------------------------------------------------------------------------------------------------------------
   9            300,000    300,000   300,000       41,267     30,175    22,125     40,132     29,041    20,991
---------------------------------------------------------------------------------------------------------------
   10           300,000    300,000   300,000       48,377     34,156    24,253     47,432     33,211    23,307
---------------------------------------------------------------------------------------------------------------
   15           300,000    300,000   300,000       98,176     57,292    34,274     98,176     57,292    34,274
---------------------------------------------------------------------------------------------------------------
   20           300,000    300,000   300,000      183,659     88,076    44,812    183,659     88,076    44,812
---------------------------------------------------------------------------------------------------------------
   25           424,531    300,000   300,000      326,562    125,724    52,722    326,562    125,724    52,722
---------------------------------------------------------------------------------------------------------------
   30           675,657    300,000   300,000      563,048    172,021    56,729    563,048    172,021    56,729
---------------------------------------------------------------------------------------------------------------
   35         1,096,121    300,000   300,000      953,149    230,365    54,829    953,149    230,365    54,829
---------------------------------------------------------------------------------------------------------------
   40         1,681,175    322,785   300,000    1,601,120    307,414    43,412  1,601,120    307,414    43,412
---------------------------------------------------------------------------------------------------------------
   45         2,810,409    426,217   300,000    2,676,580    405,921    15,014  2,676,580    405,921    15,014
---------------------------------------------------------------------------------------------------------------
   50         4,662,292    554,063         0    4,440,278    527,679         0  4,440,278    527,679         0
---------------------------------------------------------------------------------------------------------------
   55         7,669,979    709,811         0    7,304,742    676,010         0  7,304,742    676,010         0
---------------------------------------------------------------------------------------------------------------
   60        12,111,086    868,496         0   12,111,086    868,496         0 12,111,086    868,496         0
---------------------------------------------------------------------------------------------------------------
  Age        18,272,122  1,065,200         0   18,272,122  1,065,200         0 18,272,122  1,065,200         0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-6

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO                 $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                     GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            300,000   300,000    300,000        2,738     2,571      2,404        848        680       513
---------------------------------------------------------------------------------------------------------------
   2            300,000   300,000    300,000        5,919     5,409      4,921      4,028      3,519     3,030
---------------------------------------------------------------------------------------------------------------
   3            300,000   300,000    300,000        9,395     8,341      7,368      7,504      6,450     5,477
---------------------------------------------------------------------------------------------------------------
   4            300,000   300,000    300,000       13,193    11,365      9,742     11,302      9,474     7,851
---------------------------------------------------------------------------------------------------------------
   5            300,000   300,000    300,000       17,345    14,483     12,041     15,454     12,592    10,150
---------------------------------------------------------------------------------------------------------------
   6            300,000   300,000    300,000       21,879    17,692     14,258     20,177     15,990    12,557
---------------------------------------------------------------------------------------------------------------
   7            300,000   300,000    300,000       26,839    20,997     16,396     25,326     19,485    14,883
---------------------------------------------------------------------------------------------------------------
   8            300,000   300,000    300,000       32,261    24,396     18,447     30,938     23,073    17,124
---------------------------------------------------------------------------------------------------------------
   9            300,000   300,000    300,000       38,199    27,894     20,414     37,065     26,760    19,280
---------------------------------------------------------------------------------------------------------------
   10           300,000   300,000    300,000       44,697    31,487     22,288     43,752     30,541    21,342
---------------------------------------------------------------------------------------------------------------
   15           300,000   300,000    300,000       90,492    52,505     31,153     90,492     52,505    31,153
---------------------------------------------------------------------------------------------------------------
   20           300,000   300,000    300,000      166,048    76,712     36,758    166,048     76,712    36,758
---------------------------------------------------------------------------------------------------------------
   25           380,976   300,000    300,000      293,058   103,650     37,030    293,058    103,650    37,030
---------------------------------------------------------------------------------------------------------------
   30           601,835   300,000    300,000      501,529   132,602     28,210    501,529    132,602    28,210
---------------------------------------------------------------------------------------------------------------
   35           965,586   300,000    300,000      839,640   162,402      2,394    839,640    162,402     2,394
---------------------------------------------------------------------------------------------------------------
   40         1,465,923   300,000          0    1,396,118   191,604          0  1,396,118    191,604         0
---------------------------------------------------------------------------------------------------------------
   45         2,424,959   300,000          0    2,309,485   219,645          0  2,309,485    219,645         0
---------------------------------------------------------------------------------------------------------------
   50         3,949,451   300,000          0    3,761,382   250,949          0  3,761,382    250,949         0
---------------------------------------------------------------------------------------------------------------
   55         6,302,755   322,277          0    6,002,624   306,931          0  6,002,624    306,931         0
---------------------------------------------------------------------------------------------------------------
   60         9,800,050   398,100          0    9,800,050   398,100          0  9,800,050    398,100         0
---------------------------------------------------------------------------------------------------------------
  Age        14,788,328   495,986          0   14,788,328   495,986          0 14,788,328    495,986         0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-7

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXCEL CHOICE                 $ 300,000 BASE
       STANDARD NONTOBACCO             $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CHARGES                   GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            303,099   302,919    302,739        3,099     2,919      2,739      1,208      1,028       848
---------------------------------------------------------------------------------------------------------------
   2            306,482   305,932    305,403        6,482     5,932      5,403      4,592      4,041     3,512
---------------------------------------------------------------------------------------------------------------
   3            310,176   309,040    307,991       10,176     9,040      7,991      8,285      7,149     6,100
---------------------------------------------------------------------------------------------------------------
   4            314,204   312,241    310,498       14,204    12,241     10,498     12,314     10,350     8,607
---------------------------------------------------------------------------------------------------------------
   5            318,604   315,540    312,926       18,604    15,540     12,926     16,713     13,650    11,035
---------------------------------------------------------------------------------------------------------------
   6            323,396   318,926    315,261       23,396    18,926     15,261     21,694     17,224    13,559
---------------------------------------------------------------------------------------------------------------
   7            328,643   322,424    317,526       28,643    22,424     17,526     27,130     20,911    16,013
---------------------------------------------------------------------------------------------------------------
   8            334,392   326,039    319,721       34,392    26,039     19,721     33,068     24,716    18,398
---------------------------------------------------------------------------------------------------------------
   9            340,700   329,782    321,854       40,700    29,782     21,854     39,566     28,648    20,720
---------------------------------------------------------------------------------------------------------------
   10           347,614   333,648    323,916       47,614    33,648     23,916     46,669     32,703    22,971
---------------------------------------------------------------------------------------------------------------
   15           395,238   355,701    333,408       95,238    55,701     33,408     95,238     55,701    33,408
---------------------------------------------------------------------------------------------------------------
   20           476,178   384,851    343,400      176,178    84,851     43,400    176,178     84,851    43,400
---------------------------------------------------------------------------------------------------------------
   25           607,863   418,765    350,207      307,863   118,765     50,207    307,863    118,765    50,207
---------------------------------------------------------------------------------------------------------------
   30           821,926   456,638    352,181      521,926   156,638     52,181    521,926    156,638    52,181
---------------------------------------------------------------------------------------------------------------
   35         1,170,149   496,501    346,932      870,149   196,501     46,932    870,149    196,501    46,932
---------------------------------------------------------------------------------------------------------------
   40         1,737,300   534,290    330,836    1,437,300   234,290     30,836  1,437,300    234,290    30,836
---------------------------------------------------------------------------------------------------------------
   45         2,662,182   562,156          0    2,362,182   262,156          0  2,362,182    262,156         0
---------------------------------------------------------------------------------------------------------------
   50         4,173,399   566,812          0    3,873,399   266,812          0  3,873,399    266,812         0
---------------------------------------------------------------------------------------------------------------
   55         6,666,577   526,999          0    6,349,121   226,999          0  6,349,121    226,999         0
---------------------------------------------------------------------------------------------------------------
   60        10,724,942   415,249          0   10,424,942   115,249          0 10,424,942    115,249         0
---------------------------------------------------------------------------------------------------------------
  Age        15,836,210         0          0   15,536,210         0          0 15,536,210          0         0
  100
---------------------------------------------------------------------------------------------------------------

     Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-8

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                          EXCEL CHOICE                  $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING GUARANTEED     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CHARGES                     GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR      12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross  12% Gross   6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,733   302,566    302,399        2,733      2,566    2,399         842        675       508
---------------------------------------------------------------------------------------------------------------
   2            305,901   305,393    304,906        5,901      5,393    4,906       4,010      3,502     3,015
---------------------------------------------------------------------------------------------------------------
   3            309,356   308,307    307,338        9,356      8,307    7,338       7,465      6,416     5,447
---------------------------------------------------------------------------------------------------------------
   4            313,121   311,304    309,691       13,121     11,304    9,691      11,230      9,413     7,800
---------------------------------------------------------------------------------------------------------------
   5            317,224   314,385    311,962       17,224     14,385   11,962      15,333     12,494    10,071
---------------------------------------------------------------------------------------------------------------
   6            321,691   317,545    314,145       21,691     17,545   14,145      19,990     15,844    12,443
---------------------------------------------------------------------------------------------------------------
   7            326,559   320,788    316,239       26,559     20,788   16,239      25,047     19,275    14,727
---------------------------------------------------------------------------------------------------------------
   8            331,860   324,106    318,239       31,860     24,106   18,239      30,537     22,783    16,916
---------------------------------------------------------------------------------------------------------------
   9            337,638   327,505    320,145       37,638     27,505   20,145      36,504     26,370    19,011
---------------------------------------------------------------------------------------------------------------
   10           343,929   330,974    321,947       43,929     30,974   21,947      42,984     30,029    21,002
---------------------------------------------------------------------------------------------------------------
   15           387,393   350,822    330,235       87,393     50,822   30,235      87,393     50,822    30,235
---------------------------------------------------------------------------------------------------------------
   20           455,598   372,155    334,736      155,598     72,155   34,736     155,598     72,155    34,736
---------------------------------------------------------------------------------------------------------------
   25           561,743   392,429    333,096      261,743     92,429   33,096     261,743     92,429    33,096
---------------------------------------------------------------------------------------------------------------
   30           725,916   406,646    321,503      425,916    106,646   21,503     425,916    106,646    21,503
---------------------------------------------------------------------------------------------------------------
   35           977,814   405,116          0      677,814    105,116        0     677,814    105,116         0
---------------------------------------------------------------------------------------------------------------
   40         1,360,577   369,593          0    1,060,577     69,593        0   1,060,577     69,593         0
---------------------------------------------------------------------------------------------------------------
   45         1,938,011         0          0    1,638,011          0        0   1,638,011          0         0
---------------------------------------------------------------------------------------------------------------
   50         2,808,360         0          0    2,508,360          0        0   2,508,360          0         0
---------------------------------------------------------------------------------------------------------------
   55         4,118,958         0          0    3,818,958          0        0   3,818,958          0         0
---------------------------------------------------------------------------------------------------------------
   60         6,114,503         0          0    5,814,503          0        0   5,814,503          0         0
---------------------------------------------------------------------------------------------------------------
  Age         8,046,069         0          0    7,746,069          0        0   7,746,069          0         0
  100
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.